Marketing and Sales	12 Months Ended
Dec. 31, 2019
Marketing and Sales [Abstract]
Marketing and Sales [Text Block]

NOTE 13 - MARKETING AND SALES

	Year ended December 31,
	2019	2018	2017
	USD in thousands

Payroll and related expenses (*)	870	489	744
Exhibitions, conventions and travel expenses	172	189	113
Consultants	212	249	128
Other	96	60	30
	1,350	987	1,015

(*)	Includes share-based payment of USD 206, USD 182 and USD 438 in 2019, 2018 and 2017, respectively.